Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Other liabilities	$ 675,000	$ 675,000	$ 675,000
Oil Spill [Member]
Commitments and Contingencies (Details) [Line Items]
Other liability	$ 675,000	$ 675,000